Consolidated statements of changes in equity - CAD ($) $ in Thousands	Total	Share capital	Contributed surplus	Retained earnings	Foreign currency translation	Equity investments at FVOCI	Attributable to equity holders	Non-controling interest
Balance beginning period at Dec. 31, 2018	$ 4,993,592	$ 1,862,652	$ 234,982	$ 2,791,321	$ 104,989	$ (662)	$ 4,993,282	$ 310
Profit (loss)	73,941	0	0	74,000	0	0	74,000	(59)
Other comprehensive income (loss)	(40,753)	0	0	(8,112)	(27,875)	(4,753)	(40,740)	(13)
Total comprehensive income (loss) for the year	33,188	0	0	65,888	(27,875)	(4,753)	33,260	(72)
Share-based compensation	14,342	0	14,342	0	0	0	14,342	0
Stock options exercised	81	97	(16)	0	0	0	81	0
Restricted and performance share units released	(6,258)	0	(6,258)	0	0	0	(6,258)	0
Modification of share-based arrangement	(8,369)	0	(8,369)	0	0	0	(8,369)	0
Dividends	(31,613)	0	0	(31,613)	0	0	(31,613)	0
Balance ending period at Dec. 31, 2019	4,994,963	1,862,749	234,681	2,825,596	77,114	(5,415)	4,994,725	238
Profit (loss)	(53,197)	0	0	(53,169)	0	0	(53,169)	(28)
Other comprehensive income (loss)	38,795	0	0	(4,959)	26,811	16,947	38,799	(4)
Total comprehensive income (loss) for the year	(14,402)	0	0	(58,128)	26,811	16,947	(14,370)	(32)
Share-based compensation	6,564	0	6,564	0	0	0	6,564	0
Stock options exercised	5,375	6,961	(1,586)	0	0	0	5,375	0
Restricted and performance share units released	(2,301)	0	(2,301)	0	0	0	(2,301)	0
Dividends	(31,638)	0	0	(31,638)	0	0	(31,638)	0
Balance ending period at Dec. 31, 2020	$ 4,958,561	$ 1,869,710	$ 237,358	$ 2,735,830	$ 103,925	$ 11,532	$ 4,958,355	$ 206